Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail) - $ / oz		6 Months Ended
	Mar. 25, 2021	Jun. 30, 2021
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Penasquito [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Jul. 24, 2007
Penasquito [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Per Unit of Measurement Cash Payment		4.29
Penasquito [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Penasquito [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Aug. 08, 2012
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%
Per Unit of Measurement Cash Payment		412
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		6.08
Constancia [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Constancia [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 28, 2013
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		75.00%
Per Unit of Measurement Cash Payment		412
Salobo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Salobo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Salobo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Sudbury [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		20 years
Date of Original Contract		Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		70.00%
Per Unit of Measurement Cash Payment		400
Sudbury [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Sudbury [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Sudbury [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 03, 2015
Antamina [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
Percentage of production to be purchased		33.75%
Antamina [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Antamina [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		May 10, 2018
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description		variable
Per Unit of Measurement Cash Payment		618
San Dimas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
San Dimas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
San Dimas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Jul. 16, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		100.00%
Stillwater [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		4.50%
Stillwater [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Jun. 11, 2018
Voisey's Bay [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Voisey's Bay [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Voisey's Bay [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		42.40%
Los Filos [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		25 years
Date of Original Contract		Oct. 15, 2004
Los Filos [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		4.46
Los Filos [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Los Filos [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Zinkgruvan [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 08, 2004
Zinkgruvan [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		4.46
Zinkgruvan [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Zinkgruvan [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 23, 2006
Yauliyacu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Yauliyacu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		8.98
Yauliyacu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Yauliyacu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Apr. 23, 2007
Stratoni [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		11.54
Stratoni [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stratoni [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Neves-Corvo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		50 years
Date of Original Contract		Jun. 05, 2007
Neves-Corvo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		4.38
Neves-Corvo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Neves-Corvo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		50 years
Date of Original Contract		Jun. 05, 2007
Aljustrel [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		50.00%
Percentage of production to be purchased		100.00%
Aljustrel [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Aljustrel [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Minto [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 20, 2008
Minto [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		65.00%
Percentage of production to be purchased		100.00%
Minto [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		4.31
Minto [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Minto [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Keno Hill [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Oct. 02, 2008
Keno Hill [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Keno Hill [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		variable
Percentage of production to be purchased		25.00%
Keno Hill [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Keno Hill [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Pascua-Lama [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Sep. 08, 2009
Pascua-Lama [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Per Unit of Measurement Cash Payment		3.90
Pascua-Lama [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Pascua-Lama [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Rosemont [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 10, 2010
Rosemont [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		450
Rosemont [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		3.90
Rosemont [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Rosemont [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
777 [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Aug. 08, 2012
777 [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%
Per Unit of Measurement Cash Payment		429
777 [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		6.32
777 [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
777 [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Toroparu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 11, 2013
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		10.00%
Per Unit of Measurement Cash Payment		400
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%
Per Unit of Measurement Cash Payment		3.90
Toroparu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Toroparu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 21, 2016
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Per Unit of Measurement Cash Payment		450
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		5.90
Cotabambas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cotabambas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 14, 2017
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
Percentage of production to be purchased		100.00%
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
Percentage of production to be purchased		100.00%
Kutcho [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Kutcho [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Loma de La Plata [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Loma de La Plata [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		12.50%
Per Unit of Measurement Cash Payment		4.00
Loma de La Plata [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Loma de La Plata [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marmato [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 05, 2020
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		6.50%
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		100.00%
Marmato [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marmato [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 10, 2020
Cozamin [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		10.00%
Percentage of production to be purchased		50.00%
Cozamin [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cozamin [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 24, 2021
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	18.00%
Percentage of production to be purchased	100.00%	100.00%
Santo Domingo [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Santo Domingo [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Santo Domingo [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%